Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Jan. 10, 2017	Mar. 31, 2018	Mar. 31, 2016
Income before income tax expense		$ 152,184	$ 1,281,466
Provision for taxes at Hong Kong statutory tax rate		25,110	211,442
Impact of different tax rate in other jurisdiction		55,400	54,709
Impact of non-deductible expenses		35,924
Effective Income Tax		$ 116,434	$ 266,151
Successor [Member]
Income before income tax expense	$ 369,818				$ 1,119,224
Provision for taxes at Hong Kong statutory tax rate	61,020				184,672
Impact of different tax rate in other jurisdiction	4,579				101,837
Impact of non-deductible expenses					26,089
Effective Income Tax	$ 65,599				$ 312,598
Predecessor [Member]
Income before income tax expense				$ 62,465		$ 21,555
Provision for taxes at Hong Kong statutory tax rate				10,307		3,557
Impact of different tax rate in other jurisdiction
Impact of non-deductible expenses
Effective Income Tax				$ 10,307		$ 3,557